As filed with the Securities and Exchange Commission on September 13, 2013.

1933 Act Registration No. 333-68105
1940 Act Registration No. 811-09121

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. [ ]	[ ]

Post-Effective Amendment No. 33	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 35	[X]

JNL VARIABLE FUND LLC
(Exact Name of Registrant as Specified in Charter)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 338-5801

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

with a copy to:

Susan S. Rhee, Esq.	K&L Gates LLP
JNL Variable Fund LLC	1601 K Street, NW
Vice President, Counsel & Secretary	Washington, DC 20006-1600
1 Corporate Way	Attn: Diane E. Ambler
Lansing, Michigan 48951

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)

[X] on September 16, 2013 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on _________________pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

This Amendment to the Registration Statement on Form N-1A (the “Registration Statement”) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended.  This Amendment is being filed to describe in a supplement the following changes:

1)
To merge the JNL/Mellon Capital DowSM Dividend Fund into the JNL/S&P Dividend Income & Growth Fund of JNL Series Trust (“JNLST”), a registered investment company (File Nos. 33-87244 and 811-8894), pursuant to a shareholder vote, effective September 16, 2013, and to add certain disclosure language pursuant to this fund merger.

2)
To merge the following, pursuant to Rule 17a-8 of the Investment Company Act of 1940, as amended, effective September 16, 2013, and to add certain disclosure language pursuant to these fund mergers:

-    JNL/Mellon Capital S&P® 10 Fund into the JNL/Mellon Capital S&P® 24 Fund;

-    JNL/Mellon Capital Select Small-Cap Fund into the JNL/Mellon Capital Small Cap Index Fund of JNLST; and

-    JNL/Mellon Capital VIP Fund into JNL/Mellon Capital S&P 500 Index Fund of JNLST.

3)	To reflect other changes.

The supplement described herein above is intended to supplement the Registration Statement, which was filed with the Commission on April 26, 2013, as part of Post-Effective Amendment No. 31 to the Registration Statement (Accession No. 0001072428-13-000009) and to file exhibits to the Registration Statement.  This Amendment does not otherwise delete, amend or supersede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

Supplement Dated September 16, 2013
To The Summary Prospectus Dated April 29, 2013

Supplement Dated September 16, 2013
To The Prospectus Dated April 29, 2013

JNL® Variable Fund LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that effective September 16, 2013, the following fund mergers will occur:

Acquired Fund (Investment Company)	Acquiring Fund (Investment Company)
JNL/Mellon Capital S&P® 10 Fund (JNLVF)	JNL/Mellon Capital S&P® 24 Fund (JNLVF)
JNL/Mellon Capital Select Small-Cap Fund (JNLVF)	JNL/Mellon Capital Small Cap Index Fund (JNLST)
JNL/Mellon Capital VIP (JNLVF)	JNL/Mellon Capital S&P 500 Index Fund (JNLST)
JNL/Mellon Capital DowSM Dividend Fund (JNLVF)	JNL/S&P Dividend Income & Growth Fund (JNLST)

As a result of the above mergers, please remove all references to the following funds:

JNL/Mellon Capital S&P® 10 Fund
JNL/Mellon Capital DowSM Dividend Fund
JNL/Mellon Capital Select Small-Cap Fund
JNL/Mellon Capital VIP Fund

In the summary prospectus for the JNL/Mellon Capital JNL 5 Fund, in the section entitled “Principal Investment Strategies,” please delete the second paragraph following the bullets in its entirety and replace it with the following:

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund or strategy described in the statutory prospectus.  Securities held by the foregoing strategies may not correspond exactly to the similarly named Fund.

In the prospectus for the JNL/Mellon Capital JNL 5 Fund, in the section entitled “Principal Investment Strategies,” please delete the first two paragraphs, including the bullets, in its entirety and replace with the following:

Principal Investment Strategies.  The JNL 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

•	20% in the DowSM 10 Strategy, a dividend yielding strategy;
•	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy*;
•	20% in the Global 15 Strategy, a dividend yielding strategy;
•	20% in the 25 Strategy, a dividend yielding strategy; and
•	20% in the Select Small-Cap Strategy, a small capitalization strategy*.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.  Securities held by the foregoing strategies may not correspond exactly to the similarly named Fund.

* The principal investment strategy for the S&P® 10 Strategy and Select Small-Cap Strategy are described below. There are no corresponding Funds using these strategies.

In the prospectus for the JNL/Mellon Capital JNL 5 Fund, in the section entitled “Principal Investment Strategies,” please add the following at the end of the section:

The S&P® 10 Strategy

Principal Investment Strategies.  The S&P 10 Strategy seeks to achieve its objective by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index®”).

The S&P 10 Strategy is determined as follows:

•	The Sub-Adviser ranks the companies in the S&P® 500 Index by market capitalization;
•	The Sub-Adviser selects half of the companies in the S&P 500 Index with the largest market capitalization;
•	From the selected companies, the Sub-Adviser selects the half with the lowest price to sales ratio;
•	From the selected companies, the Sub-Adviser selects the ten common stocks with the greatest one-year price appreciation; and
•	The Sub-Adviser allocates approximately equal amounts of the S&P 10 Strategy to the selected ten companies.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500 Index, will be removed from the universe of securities from which the S&P 10 Fund stocks are selected.

The Select Small-Cap Strategy

Principal Investment Strategies.  Under normal circumstances, the Select Small-Cap Strategy seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 100 small capitalization (“small cap”) companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange (“NYSE”), or The Nasdaq Stock Market (“Nasdaq”) on each Stock Selection Date.  The population of securities from which the Strategy’s stocks are selected is limited to stocks within a specific market capitalization range and minimum average daily trading volume requirements.  The Sub-Adviser will adjust these requirements on each Stock Selection Date based on the total return of the Russell 2000 benchmark for the applicable period.

Companies, which as of the Stock Selection Date, will be removed from the NYSE and the Nasdaq Stock Market will also be removed from the universe of securities from which the Select-Small-Cap Strategy stocks are selected.

The Select Small-Cap Strategy consists of a portfolio of 100 companies selected through the following process on each Stock Selection Date:

•
The Sub-Adviser selects all U.S. traded common stocks which trade on the NYSE or Nasdaq (excluding American Depository Receipts, mineral and oil royalty trusts, limited partnerships, limited liability companies, or other companies that share similar tax structures and treatments);

•
From those companies, the Sub-Adviser then selects only those companies which have a market capitalization within the applicable range and also meet the average daily dollar trading volume requirement;

•	From the remaining companies, the Sub-Adviser selects only the stocks of companies with positive three-year sales growth;
•	Next, from the remaining companies, the Sub-Adviser selects only the stocks of companies whose most recent annual earnings are positive;
•	The Sub-Adviser then eliminates any stock the price of which has appreciated by more than 75% in the last 12 months;
•	From the remaining list, the Sub-Adviser selects the 100 companies with the greatest price appreciation in the last 12 months (highest to lowest); and
•	The Select Small-Cap Fund purchases the selected 100 companies, allocating its assets among them in proportion to the relative market capitalization of each company.

In each of the above steps, monthly and rolling quarterly data are used in place of annual figures where possible.

In the section entitled "Financial Highlights", please delete the second paragraph and the Financial Highlights in its entirety and replace it with the following:

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.  The information as of June 30, 2013 (semi-annual report) has not been audited.

JNL Variable Fund LLC (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
	Net Asset	Net	Net Realized				Net Realized	Net Asset		Net Assets,			Net Investment
	Value,	Investment	& Unrealized	Total from	Net		Gains on	Value,		End of		Net Expenses	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment		Investment	End	Total	Period (in	Portfolio	to Average	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income		Transactions	of Period	Return(c)	thousands)	Turnover(d)	Net Assets	Assets
JNL/Mellon Capital Dow 10 Fund
Class A
06/30/2013	$13.14	$0.20	$2.45	$2.65	$–		$–	$15.79	20.17%	$544,343	42%	0.67%	2.77%
12/31/2012	11.81	0.40	0.93	1.33	–		–	13.14	11.26	462,793	30	0.67	3.11
12/31/2011	10.01	0.35	1.45	1.80	–		–	11.81	17.98	492,059	40	0.67	3.26
12/31/2010	8.03	0.29	1.69	1.98	–		–	10.01	24.66	376,744	60	0.67	3.35
12/31/2009	6.93	0.29	0.81	1.10	–		–	8.03	15.87	338,067	45	0.68	4.37
12/31/2008	12.84	0.43	(6.34)	(5.91)	–		–	6.93	(46.03)	335,802	24	0.67	4.24
JNL/Mellon Capital S&P 10 Fund
Class A
06/30/2013	11.07	0.05	1.14	1.19	–		–	12.26	10.75	251,786	95	0.67	0.89
12/31/2012	9.25	0.20	1.62	1.82	–		–	11.07	19.68	264,813	123	0.67	1.84
12/31/2011	10.94	0.09	(1.78)	(1.69)	–		–	9.25	(15.45)	205,887	109	0.67	0.88
12/31/2010	9.82	0.10	1.02	1.12	–		–	10.94	11.41	289,648	114	0.67	1.01
12/31/2009	8.20	0.15	1.47	1.62	–		–	9.82	19.76	320,377	98	0.67	1.84
12/31/2008	16.28	0.10	(8.18)	(8.08)	–		–	8.20	(49.63)	319,682	109	0.67	0.74
JNL/Mellon Capital Global 15 Fund
Class A
06/30/2013	19.10	0.66	0.01	0.67	–		–	19.77	3.61 (f)	407,242	46	0.70	6.60
12/31/2012	15.54	0.71	2.85	3.56	–		–	19.10	22.91	419,766	53	0.70	4.13
12/31/2011	16.94	0.67	(2.07)	(1.40)	–		–	15.54	(8.26)	400,363	45	0.70	4.02
12/31/2010	14.77	0.57	1.60	2.17	–		–	16.94	14.69	522,900	63	0.70	3.81
12/31/2009	11.27	0.54	2.96	3.50	–		–	14.77	31.06	571,353	64	0.71	4.39
12/31/2008	21.89	0.75	(11.37)	(10.62)	–		–	11.27	(48.52)	523,669	66	0.70	4.32
JNL/Mellon Capital Nasdaq 25 Fund
Class A
06/30/2013	13.84	0.01	2.08	2.09	–		–	15.93	15.10	467,014	65	0.68	0.14
12/31/2012	11.67	0.15	2.15	2.30	(0.03)		(0.10)	13.84	19.66	419,999	78	0.69	1.15
12/31/2011	11.50	0.04	0.19	0.23	(0.06)		–	11.67	1.98	286,871	71	0.69	0.33
12/31/2010	9.83	0.10	1.59	1.69	(0.02)		–	11.50	17.20	209,278	67	0.70	0.95
12/31/2009	7.33	0.04	2.46	2.50	–		–	9.83	34.11	118,145	19	0.72	0.46
12/31/2008	13.42	(0.01)	(5.58)	(5.59)	(0.00	)(e)	(0.50)	7.33	(41.51)	55,091	87	0.75	(0.07)
Class B
06/30/2013	10.60	0.02	1.60	1.62	–		–	12.22	15.28	457	65	0.48	0.35
12/31/2012	8.97	0.15	1.63	1.78	(0.05)		(0.10)	10.60	19.75	347	78	0.49	1.49
12/31/2011	8.84	0.04	0.16	0.20	(0.07)		–	8.97	2.27	156	71	0.49	0.49
12/31/2010	7.55	0.09	1.23	1.32	(0.03)		–	8.84	17.48	139	67	0.50	1.15
12/31/2009	5.62	0.04	1.89	1.93	–		–	7.55	34.34	94	19	0.52	0.70
12/31/2008	10.52	0.01	(4.38)	(4.37)	(0.03)		(0.50)	5.62	(41.41)	68	87	0.55	0.14
JNL/Mellon Capital Value Line 30 Fund
Class A
06/30/2013	11.04	0.04	1.16	1.20	–		–	12.24	10.87	709,380	99	0.73	0.63
12/31/2012	10.12	0.21	0.72	0.93	(0.01)		–	11.04	9.16	680,423	106	0.74	1.96
12/31/2011	13.14	0.01	(3.03)	(3.02)	–		–	10.12	(22.98)	722,540	107	0.74	0.06
12/31/2010	10.79	(0.01)	2.43	2.42	(0.07)		–	13.14	22.45	816,198	100	0.79	(0.06)
12/31/2009	9.44	0.08	1.28	1.36	(0.01)		–	10.79	14.44	629,223	24	0.80	0.80
12/31/2008	18.77	0.01	(8.91)	(8.90)	(0.05)		(0.38)	9.44	(47.36)	553,390	88	0.79	0.09
Class B
06/30/2013	5.56	0.02	0.60	0.62	–		–	6.18	11.15	203	99	0.53	0.83
12/31/2012	5.12	0.12	0.35	0.47	(0.03)		–	5.56	9.25	193	106	0.54	2.16
12/31/2011	6.64	0.01	(1.53)	(1.52)	–		–	5.12	(22.89)	178	107	0.54	0.21
12/31/2010	5.48	0.01	1.24	1.25	(0.09)		–	6.64	22.82	260	100	0.59	0.15
12/31/2009	4.83	0.05	0.64	0.69	(0.04)		–	5.48	14.37	108	24	0.60	1.08
12/31/2008	10.13	0.03	(4.87)	(4.84)	(0.08)		(0.38)	4.83	(47.63)	79	88	0.59	0.31

JNL Variable Fund LLC (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
	Net Asset	Net	Net Realized				Net Realized	Net Asset			Net Assets,			Net Investment
	Value,	Investment	& Unrealized	Total from	Net		Gains on	Value,			End of		Net Expenses	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment		Investment	End	Total		Period (in	Portfolio	to Average	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income		Transactions	of Period	Return(c)		thousands)	Turnover(d)	Net Assets	Assets
JNL/Mellon Capital Dow Dividend Fund
Class A
06/30/2013	$7.40	$0.13	$0.94	$1.07	$–		$–	$8.47	14.59	(f)%	$464,564	58%	0.67%	3.30%
12/31/2012	6.83	0.26	0.52	0.78	(0.21)		–	7.40	11.49		386,846	65	0.67	3.58
12/31/2011	6.65	0.26	0.12	0.38	(0.20)		–	6.83	5.77		318,594	64	0.67	3.83
12/31/2010	6.10	0.23	0.50	0.73	(0.18)		–	6.65	12.05		271,225	90	0.68	3.58
12/31/2009	5.40	0.19	0.89	1.08	(0.38)		–	6.10	20.03		244,605	18	0.68	3.66
12/31/2008	10.79	0.39	(5.71)	(5.32)	(0.04)		(0.03)	5.40	(49.27)		197,854	87	0.68	4.67
Class B
06/30/2013	6.29	0.12	0.80	0.92	–		–	7.21	14.79	(f)	275	58	0.47	3.49
12/31/2012	5.84	0.23	0.44	0.67	(0.22)		–	6.29	11.57		240	65	0.47	3.76
12/31/2011	5.71	0.23	0.11	0.34	(0.21)		–	5.84	6.05		196	64	0.47	4.03
12/31/2010	5.26	0.20	0.44	0.64	(0.19)		–	5.71	12.27		134	90	0.48	3.70
12/31/2009	4.70	0.17	0.79	0.96	(0.40)		–	5.26	20.39		155	18	0.48	3.73
12/31/2008	9.46	0.35	(5.02)	(4.67)	(0.06)		(0.03)	4.70	(49.31)		86	87	0.48	4.92
JNL/Mellon Capital S&P 24 Fund
Class A
06/30/2013	10.85	0.03	1.57	1.60	–		–	12.45	14.75		646,146	84	0.66	0.44
12/31/2012	10.60	0.16	1.06	1.22	(0.05)		(0.92)	10.85	11.53		580,127	98	0.66	1.42
12/31/2011	10.15	0.07	0.43	0.50	(0.05)		–	10.60	4.91		535,213	85	0.65	0.65
12/31/2010	8.72	0.10	1.35	1.45	(0.02)		–	10.15	16.70		367,430	56	0.66	1.16
12/31/2009	7.36	0.13	1.25	1.38	(0.02)		–	8.72	18.70		138,638	27	0.70	1.61
12/31/2008	11.08	0.09	(3.72)	(3.63)	–		(0.09)	7.36	(32.73)		32,072	117	0.74	0.93
Class B
06/30/2013	9.63	0.03	1.40	1.43	–		–	11.06	14.85		444	84	0.46	0.65
12/31/2012	9.50	0.17	0.95	1.12	(0.07)		(0.92)	9.63	11.81		372	98	0.46	1.62
12/31/2011	9.09	0.08	0.39	0.47	(0.06)		–	9.50	5.14		316	85	0.45	0.84
12/31/2010	7.81	0.11	1.20	1.31	(0.03)		–	9.09	16.76		173	56	0.46	1.33
12/31/2009	6.57	0.12	1.14	1.26	(0.02)		–	7.81	19.18		110	27	0.50	1.81
12/31/2008	9.89	0.09	(3.32)	(3.23)	–		(0.09)	6.57	(32.63)		80	117	0.54	1.10
JNL/Mellon Capital S&P SMid 60 Fund
Class A
06/30/2013	10.43	0.05	1.59	1.64	–		–	12.07	15.72		572,059	67	0.66	0.80
12/31/2012	9.93	0.21	1.14	1.35	(0.09)		(0.76)	10.43	13.85		479,241	90	0.66	1.96
12/31/2011	11.33	0.11	(0.98)	(0.87)	(0.08)		(0.45)	9.93	(7.72)		481,692	71	0.65	1.04
12/31/2010	9.39	0.14	1.81	1.95	(0.01)		–	11.33	20.76		377,694	75	0.66	1.38
12/31/2009	5.85	0.03	3.57	3.60	(0.06)		–	9.39	61.59		196,309	40	0.69	0.33
12/31/2008	8.66	0.20	(2.84)	(2.64)	(0.00	)(e)	(0.17)	5.85	(30.22)		45,155	152	0.73	2.74
Class B
06/30/2013	10.33	0.05	1.59	1.64	–		–	11.97	15.88		562	67	0.46	0.95
12/31/2012	9.85	0.32	1.03	1.35	(0.11)		(0.76)	10.33	13.96		481	90	0.46	3.03
12/31/2011	11.22	0.12	(0.95)	(0.83)	(0.09)		(0.45)	9.85	(7.42)		203	71	0.45	1.12
12/31/2010	9.30	0.15	1.78	1.93	(0.01)		–	11.22	20.81		329	75	0.46	1.57
12/31/2009	5.79	0.04	3.54	3.58	(0.07)		–	9.30	61.79		188	40	0.49	0.57
12/31/2008	8.56	0.21	(2.81)	(2.60)	(0.00	)(e)	(0.17)	5.79	(30.10)		65	152	0.53	2.86
JNL/Mellon Capital NYSE International 25 Fund
Class A
06/30/2013	5.85	0.07	(0.01)	0.06	–		–	5.91	1.20	(f)	64,239	52	0.81	2.41
12/31/2012	5.45	0.19	0.43	0.62	(0.22)		–	5.85	11.69		77,430	78	0.78	3.41
12/31/2011	7.36	0.20	(1.95)	(1.75)	(0.16)		–	5.45	(23.86)		71,733	84	0.77	2.84
12/31/2010	7.35	0.16	0.00	0.16	(0.15)		–	7.36	2.26		101,350	64	0.77	2.21
12/31/2009	5.65	0.19	1.82	2.01	(0.31)		–	7.35	35.56		85,158	43	0.78	2.92
12/31/2008	11.30	0.40	(5.60)	(5.20)	(0.00	)(e)	(0.45)	5.65	(45.79)		54,050	71	0.80	4.47
Class B
06/30/2013	5.75	0.08	(0.02)	0.06	–		–	5.81	1.22	(f)	125	52	0.61	2.70
12/31/2012	5.36	0.20	0.43	0.63	(0.24)		–	5.75	12.02		126	78	0.58	3.59
12/31/2011	7.24	0.22	(1.92)	(1.70)	(0.18)		–	5.36	(23.64)		114	84	0.57	3.13
12/31/2010	7.23	0.17	0.00	0.17	(0.16)		–	7.24	2.45		138	64	0.57	2.38
12/31/2009	5.57	0.20	1.78	1.98	(0.32)		–	7.23	35.60		139	43	0.58	3.14
12/31/2008	11.12	0.42	(5.52)	(5.10)	(0.00	)(e)	(0.45)	5.57	(45.62)		111	71	0.60	4.76

JNL Variable Fund LLC (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
	Net Asset	Net	Net Realized				Net Realized	Net Asset			Net Assets,			Net Investment
	Value,	Investment	& Unrealized	Total from	Net		Gains on	Value,			End of		Net Expenses	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment		Investment	End	Total		Period (in	Portfolio	to Average	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income		Transactions	of Period	Return(c)		thousands)	Turnover(d)	Net Assets	Assets
JNL/Mellon Capital 25 Fund
Class A
06/30/2013	$15.21	$0.23	$1.52	$1.75	$–		$–	$16.96	11.57	(f)%	$823,732	86%	0.64%	2.72%
12/31/2012	13.26	0.50	1.83	2.33	(0.31)		(0.07)	15.21	17.70		677,199	84	0.64	3.50
12/31/2011	12.50	0.33	0.78	1.11	(0.35)		–	13.26	8.87		588,267	100	0.64	2.48
12/31/2010	10.40	0.36	2.01	2.37	(0.27)		–	12.50	22.85		544,590	109	0.65	3.11
12/31/2009	7.07	0.28	3.46	3.74	(0.41)		–	10.40	52.94		409,737	67	0.65	3.43
12/31/2008	13.25	0.35	(5.06)	(4.71)	(0.41)		(1.06)	7.07	(35.23)		343,607	80	0.65	3.04
Class B
06/30/2013	15.34	0.24	1.54	1.78	–		–	17.12	11.67	(f)	563	86	0.44	2.87
12/31/2012	13.37	0.54	1.84	2.38	(0.34)		(0.07)	15.34	17.90		562	84	0.44	3.71
12/31/2011	12.59	0.35	0.80	1.15	(0.37)		–	13.37	9.15		501	100	0.44	2.66
12/31/2010	10.46	0.39	2.03	2.42	(0.29)		–	12.59	23.16		423	109	0.45	3.30
12/31/2009	7.11	0.30	3.49	3.79	(0.44)		–	10.46	53.31		253	67	0.45	3.62
12/31/2008	13.36	0.37	(5.11)	(4.74)	(0.45)		(1.06)	7.11	(35.17)		151	80	0.45	3.23
JNL/Mellon Capital Select Small-Cap Fund
Class A
06/30/2013	12.87	0.02	1.66	1.68	–		–	14.55	13.29	(f)	263,513	89	0.65	0.35
12/31/2012	11.12	0.18	1.59	1.77	(0.02)		–	12.87	15.90		259,725	96	0.65	1.42
12/31/2011	11.09	0.03	0.12	0.15	(0.12)		–	11.12	1.36		246,853	92	0.65	0.25
12/31/2010	9.67	0.09	1.38	1.47	(0.05)		–	11.09	15.23		287,058	95	0.65	0.97
12/31/2009	9.30	0.05	0.40	0.45	(0.08)		–	9.67	4.89		337,393	91	0.65	0.55
12/31/2008	19.17	0.10	(7.95)	(7.85)	(0.05)		(1.97)	9.30	(40.06)		308,084	115	0.65	0.58
Class B
06/30/2013	12.85	0.04	1.66	1.70	–		–	14.55	13.46	(f)	135	89	0.45	0.55
12/31/2012	11.10	0.20	1.59	1.79	(0.04)		–	12.85	16.17		122	96	0.45	1.62
12/31/2011	11.07	0.05	0.13	0.18	(0.15)		–	11.10	1.59		105	92	0.45	0.45
12/31/2010	9.66	0.12	1.36	1.48	(0.07)		–	11.07	15.38		110	95	0.45	1.21
12/31/2009	9.30	0.07	0.40	0.47	(0.11)		–	9.66	5.10		100	91	0.45	0.78
12/31/2008	19.22	0.13	(7.97)	(7.84)	(0.11)		(1.97)	9.30	(39.91)		72	115	0.45	0.74
JNL/Mellon Capital JNL 5 Fund
Class A
06/30/2013	9.43	0.13	1.10	1.23	–		–	10.66	13.15	(f)	3,264,318	56	0.64	2.48
12/31/2012	8.23	0.25	1.23	1.48	(0.28)		–	9.43	18.04		3,115,051	67	0.64	2.76
12/31/2011	8.70	0.24	(0.42)	(0.18)	(0.29)		–	8.23	(2.07)		3,037,863	64	0.64	2.78
12/31/2010	7.58	0.24	1.05	1.29	(0.17)		–	8.70	17.11		3,545,906	90	0.64	3.11
12/31/2009	6.33	0.15	1.35	1.50	(0.25)		–	7.58	23.74		3,504,852	28	0.64	2.32
12/31/2008	14.24	0.30	(6.40)	(6.10)	(0.27)		(1.54)	6.33	(42.39)		3,049,435	74	0.64	2.59
Class B
06/30/2013	9.45	0.14	1.10	1.24	–		–	10.69	13.23	(f)	9,471	56	0.44	2.69
12/31/2012	8.25	0.27	1.23	1.50	(0.30)		–	9.45	18.25		8,868	67	0.44	2.97
12/31/2011	8.72	0.26	(0.42)	(0.16)	(0.31)		–	8.25	(1.85)		7,978	64	0.44	2.98
12/31/2010	7.60	0.26	1.05	1.31	(0.19)		–	8.72	17.27		9,381	90	0.44	3.31
12/31/2009	6.34	0.16	1.37	1.53	(0.27)		–	7.60	24.19		8,863	28	0.44	2.51
12/31/2008	14.29	0.32	(6.44)	(6.12)	(0.29)		(1.54)	6.34	(42.35)		7,172	74	0.44	2.81
JNL/Mellon Capital JNL Optimized 5 Fund
Class A
06/30/2013	8.72	0.14	0.60	0.74	–		–	9.46	8.49		379,345	65	0.69	3.05
12/31/2012	7.85	0.26	0.86	1.12	(0.25)		–	8.72	14.31		372,864	68	0.68	3.12
12/31/2011	8.89	0.22	(1.09)	(0.87)	(0.17)		–	7.85	(9.84)		356,585	77	0.68	2.46
12/31/2010	7.97	0.17	0.92	1.09	(0.17)		–	8.89	13.67		497,065	95	0.69	2.13
12/31/2009	5.92	0.12	2.11	2.23	(0.18)		–	7.97	37.72		458,245	19	0.70	1.73
12/31/2008	11.99	0.23	(5.77)	(5.54)	(0.00	)(e)	(0.53)	5.92	(46.08)		316,910	72	0.70	2.48
Class B
06/30/2013	8.67	0.15	0.60	0.75	–		–	9.42	8.65		1,115	65	0.49	3.28
12/31/2012	7.81	0.28	0.85	1.13	(0.27)		–	8.67	14.52		1,045	68	0.48	3.33
12/31/2011	8.86	0.23	(1.09)	(0.86)	(0.19)		–	7.81	(9.77)		836	77	0.48	2.68
12/31/2010	7.93	0.19	0.92	1.11	(0.18)		–	8.86	14.04		1,048	95	0.49	2.32
12/31/2009	5.89	0.13	2.11	2.24	(0.20)		–	7.93	38.00		953	19	0.50	1.91
12/31/2008	11.91	0.24	(5.73)	(5.49)	(0.00	)(e)	(0.53)	5.89	(45.97)		648	72	0.50	2.60

JNL Variable Fund LLC (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from			Supplemental Data				Ratios(b)
	Net Asset	Net	Net Realized			Net Realized	Net Asset			Net Assets,			Net Investment
	Value,	Investment	& Unrealized	Total from	Net	Gains on	Value,			End of		Net Expenses	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment	Investment	End	Total		Period (in	Portfolio	to Average	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income	Transactions	of Period	Return(c)		thousands)	Turnover(d)	Net Assets	Assets
JNL/Mellon Capital VIP Fund
Class A
06/30/2013	$7.27	$0.08	$0.79	$0.87	$–	$–	$8.14	12.10	(f)%	$250,456	68%	0.68%	2.02%
12/31/2012	6.62	0.17	0.63	0.80	(0.15)	–	7.27	12.14		244,048	74	0.68	2.37
12/31/2011	6.97	0.13	(0.38)	(0.25)	(0.10)	–	6.62	(3.66)		256,342	79	0.68	1.83
12/31/2010	6.18	0.11	0.83	0.94	(0.15)	–	6.97	15.32		297,498	101	0.69	1.73
12/31/2009	5.06	0.09	1.12	1.21	(0.09)	–	6.18	23.95		330,358	18	0.69	1.81
12/31/2008	14.55	0.16	(6.51)	(6.35)	(0.18)	(2.96)	5.06	(42.83)		250,184	79	0.69	1.39
Class B
06/30/2013	7.28	0.09	0.79	0.88	–	–	8.16	12.23	(f)	994	68	0.48	2.23
12/31/2012	6.63	0.18	0.64	0.82	(0.17)	–	7.28	12.38		934	74	0.48	2.58
12/31/2011	6.98	0.14	(0.38)	(0.24)	(0.11)	–	6.63	(3.45)		870	79	0.48	2.03
12/31/2010	6.20	0.12	0.83	0.95	(0.17)	–	6.98	15.31		979	101	0.49	1.95
12/31/2009	5.07	0.11	1.12	1.23	(0.10)	–	6.20	24.37		845	18	0.49	2.03
12/31/2008	14.59	0.18	(6.53)	(6.35)	(0.21)	(2.96)	5.07	(42.70)		695	79	0.49	1.60
JNL/Mellon Capital Communications Sector Fund
Class A
06/30/2013	3.84	0.07	0.35	0.42	–	–	4.26	10.94		115,768	31	0.70	3.21
12/31/2012	3.26	0.12	0.54	0.66	(0.08)	–	3.84	20.34		102,731	59	0.70	3.31
12/31/2011	3.47	0.12	(0.23)	(0.11)	(0.10)	–	3.26	(3.19)		59,255	42	0.71	3.45
12/31/2010	2.89	0.11	0.54	0.65	(0.07)	–	3.47	22.53		63,680	50	0.72	3.70
12/31/2009	2.39	0.11	0.50	0.61	(0.11)	–	2.89	25.59		40,864	31	0.72	4.17
12/31/2008	5.78	0.16	(2.49)	(2.33)	(0.24)	(0.82)	2.39	(39.64)		28,835	53	0.76	3.51
Class B
06/30/2013	3.67	0.07	0.34	0.41	–	–	4.08	11.17		103	31	0.50	3.42
12/31/2012	3.11	0.13	0.52	0.65	(0.09)	–	3.67	20.83		94	59	0.50	3.75
12/31/2011	3.32	0.12	(0.23)	(0.11)	(0.10)	–	3.11	(3.18)		107	42	0.51	3.73
12/31/2010	2.77	0.11	0.51	0.62	(0.07)	–	3.32	22.55		153	50	0.52	3.84
12/31/2009	2.29	0.11	0.49	0.60	(0.12)	–	2.77	26.12		110	31	0.52	4.34
12/31/2008	5.66	0.15	(2.43)	(2.28)	(0.27)	(0.82)	2.29	(39.64)		72	53	0.56	3.36
JNL/Mellon Capital Consumer Brands Sector Fund
Class A
06/30/2013	12.58	0.05	2.26	2.31	–	–	14.89	18.36		348,461	6	0.67	0.68
12/31/2012	10.53	0.19	2.28	2.47	(0.05)	(0.37)	12.58	23.47		228,728	29	0.68	1.53
12/31/2011	9.93	0.10	0.55	0.65	(0.05)	–	10.53	6.53		112,726	36	0.70	0.99
12/31/2010	8.12	0.08	1.77	1.85	(0.04)	–	9.93	22.76		78,065	30	0.71	0.91
12/31/2009	6.13	0.07	1.96	2.03	(0.04)	–	8.12	33.14		34,896	27	0.72	1.08
12/31/2008	11.05	0.08	(3.60)	(3.52)	(0.03)	(1.37)	6.13	(31.29)		23,446	56	0.75	0.84
Class B
06/30/2013	12.72	0.06	2.29	2.35	–	–	15.07	18.47		400	6	0.47	0.86
12/31/2012	10.63	0.20	2.32	2.52	(0.06)	(0.37)	12.72	23.72		268	29	0.48	1.67
12/31/2011	10.01	0.12	0.56	0.68	(0.06)	–	10.63	6.79		166	36	0.50	1.16
12/31/2010	8.18	0.09	1.78	1.87	(0.04)	–	10.01	22.92		150	30	0.51	1.08
12/31/2009	6.17	0.09	1.97	2.06	(0.05)	–	8.18	33.41		109	27	0.52	1.31
12/31/2008	11.12	0.09	(3.62)	(3.53)	(0.05)	(1.37)	6.17	(31.20)		86	56	0.55	0.99
JNL/Mellon Capital Financial Sector Fund
Class A
06/30/2013	7.76	0.06	1.35	1.41	–	–	9.17	18.17		358,706	7	0.67	1.45
12/31/2012	6.21	0.11	1.51	1.62	(0.07)	–	7.76	26.12		236,065	32	0.68	1.54
12/31/2011	7.19	0.08	(1.01)	(0.93)	(0.05)	–	6.21	(12.89)		160,983	31	0.68	1.23
12/31/2010	6.41	0.06	0.80	0.86	(0.08)	–	7.19	13.49		182,141	24	0.69	0.86
12/31/2009	5.48	0.10	0.92	1.02	(0.09)	–	6.41	18.62		147,124	22	0.70	1.79
12/31/2008	12.38	0.24	(6.56)	(6.32)	(0.11)	(0.47)	5.48	(50.64)		75,650	32	0.73	2.71
Class B
06/30/2013	7.75	0.07	1.34	1.41	–	–	9.16	18.19		333	7	0.47	1.64
12/31/2012	6.19	0.12	1.52	1.64	(0.08)	–	7.75	26.56		289	32	0.48	1.74
12/31/2011	7.17	0.10	(1.01)	(0.91)	(0.07)	–	6.19	(12.76)		225	31	0.48	1.43
12/31/2010	6.39	0.07	0.80	0.87	(0.09)	–	7.17	13.68		247	24	0.49	1.05
12/31/2009	5.46	0.11	0.92	1.03	(0.10)	–	6.39	18.80		236	22	0.50	2.05
12/31/2008	12.34	0.26	(6.55)	(6.29)	(0.12)	(0.47)	5.46	(50.54)		141	32	0.53	2.79

JNL Variable Fund LLC (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
	Net Asset	Net	Net Realized				Net Realized	Net Asset		Net Assets,			Net Investment
	Value,	Investment	& Unrealized	Total from	Net		Gains on	Value,		End of		Net Expenses	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment		Investment	End	Total	Period (in	Portfolio	to Average	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income		Transactions	of Period	Return(c)	thousands)	Turnover(d)	Net Assets	Assets
JNL/Mellon Capital Healthcare Sector Fund
Class A
06/30/2013	$14.61	$0.10	$2.91	$3.01	$–		$–	$17.62	20.60%	$710,321	4%	0.66%	1.21%
12/31/2012	12.48	0.22	2.09	2.31	(0.11)		(0.07)	14.61	18.47	432,499	13	0.67	1.57
12/31/2011	11.35	0.17	1.06	1.23	(0.10)		–	12.48	10.88	271,364	27	0.68	1.40
12/31/2010	11.04	0.15	0.28	0.43	(0.12)		–	11.35	3.88	170,516	17	0.69	1.31
12/31/2009	9.53	0.13	1.87	2.00	(0.13)		(0.36)	11.04	20.97	160,212	29	0.70	1.37
12/31/2008	13.34	0.15	(3.29)	(3.14)	(0.09)		(0.58)	9.53	(23.20)	127,267	41	0.70	1.31
Class B
06/30/2013	14.62	0.12	2.90	3.02	–		–	17.64	20.66	662	4	0.46	1.41
12/31/2012	12.47	0.25	2.10	2.35	(0.13)		(0.07)	14.62	18.77	467	13	0.47	1.76
12/31/2011	11.33	0.19	1.07	1.26	(0.12)		–	12.47	11.13	302	27	0.48	1.59
12/31/2010	11.01	0.17	0.28	0.45	(0.13)		–	11.33	4.13	281	17	0.49	1.52
12/31/2009	9.51	0.15	1.86	2.01	(0.15)		(0.36)	11.01	21.12	247	29	0.50	1.56
12/31/2008	13.31	0.17	(3.28)	(3.11)	(0.11)		(0.58)	9.51	(23.05)	200	41	0.50	1.50
JNL/Mellon Capital Oil & Gas Sector Fund
Class A
06/30/2013	28.21	0.23	2.61	2.84	–		–	31.05	10.07	981,849	6	0.66	1.51
12/31/2012	27.43	0.40	0.79	1.19	(0.31)		(0.10)	28.21	4.35	889,620	14	0.66	1.44
12/31/2011	26.76	0.32	0.56	0.88	(0.21)		–	27.43	3.27	864,716	14	0.66	1.14
12/31/2010	22.67	0.28	4.04	4.32	(0.23)		–	26.76	19.11	656,024	14	0.67	1.26
12/31/2009	20.47	0.30	3.76	4.06	(0.20)		(1.66)	22.67	19.97	481,777	19	0.67	1.39
12/31/2008	36.83	0.27	(14.16)	(13.89)	(0.20)		(2.27)	20.47	(37.80)	340,494	39	0.67	0.81
Class B
06/30/2013	28.56	0.26	2.65	2.91	–		–	31.47	10.19	1,294	6	0.46	1.71
12/31/2012	27.77	0.47	0.78	1.25	(0.36)		(0.10)	28.56	4.53	1,153	14	0.46	1.64
12/31/2011	27.06	0.38	0.57	0.95	(0.24)		–	27.77	3.50	1,132	14	0.46	1.34
12/31/2010	22.90	0.33	4.10	4.43	(0.27)		–	27.06	19.37	1,082	14	0.47	1.45
12/31/2009	20.66	0.34	3.81	4.15	(0.25)		(1.66)	22.90	20.22	886	19	0.47	1.57
12/31/2008	37.17	0.34	(14.32)	(13.98)	(0.26)		(2.27)	20.66	(37.70)	721	39	0.47	1.06
JNL/Mellon Capital Technology Sector Fund
Class A
06/30/2013	7.39	0.04	0.30	0.34	–		–	7.73	4.60	459,796	5	0.67	1.03
12/31/2012	7.03	0.06	0.72	0.78	(0.02)		(0.40)	7.39	11.23	431,124	20	0.67	0.80
12/31/2011	7.22	0.03	(0.05)	(0.02)	(0.01)		(0.16)	7.03	(0.33)	336,473	26	0.67	0.36
12/31/2010	6.45	0.02	0.76	0.78	(0.01)		–	7.22	12.11	292,219	34	0.68	0.26
12/31/2009	3.94	0.02	2.49	2.51	(0.00	)(e)	–	6.45	63.82	246,091	25	0.69	0.31
12/31/2008	7.68	0.01	(3.35)	(3.34)	(0.00	)(e)	(0.40)	3.94	(43.42)	52,884	70	0.73	0.20
Class B
06/30/2013	7.48	0.05	0.30	0.35	–		–	7.83	4.68	344	5	0.47	1.23
12/31/2012	7.10	0.08	0.73	0.81	(0.03)		(0.40)	7.48	11.57	329	20	0.47	0.99
12/31/2011	7.29	0.04	(0.05)	(0.01)	(0.02)		(0.16)	7.10	(0.18)	305	26	0.47	0.54
12/31/2010	6.51	0.03	0.77	0.80	(0.02)		–	7.29	12.26	451	34	0.48	0.45
12/31/2009	3.97	0.03	2.52	2.55	(0.01)		–	6.51	64.21	404	25	0.49	0.55
12/31/2008	7.74	0.02	(3.38)	(3.36)	(0.01)		(0.40)	3.97	(43.31)	104	70	0.53	0.37

(a)	Calculated using the average shares method.
(b)	Annualized for periods less than one year.
(c)	Total return assumes reinvestment of all distributions for the period. Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(d)	Not annualized for periods of less than one year.
(e)	Amount represents less than $0.005.
(f)	Total return for the Fund includes class action settlement proceeds. The return for Class A and Class B, respectively, without the class action settlement proceeds was as follows: JNL/Mellon Capital Global 15 Fund - 3.51%; JNL/Mellon Capital Dow Dividend Fund - 14.46% and 14.63%; JNL/Mellon Capital NYSE International 25 Fund - 1.03% and 1.04%; JNL/Mellon Capital 25 Fund - 11.51% and 11.60%; JNL/Mellon Capital Select Small-Cap Fund - 13.05% and 13.23%; JNL/Mellon Capital JNL 5 Fund - 13.04% and 13.12%; JNL/Mellon Capital VIP Fund - 11.97% and 12.09%.

This Supplement is dated September 16, 2013.

Supplement Dated September 16, 2013
To The Statement of Additional Information
Dated April 29, 2013

JNL® Variable Fund LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please remove all references to the following funds:

JNL/Mellon Capital S&P® 10 Fund
JNL/Mellon Capital DowSM Dividend Fund
JNL/Mellon Capital Select Small-Cap Fund
JNL/Mellon Capital VIP Fund

On pages 24-25, in the section entitled “Managers and Officers of the JNL Variable Fund,” in the column entitled “Number of Portfolios in Fund Complex to be Overseen by Manager or Officer” please delete the information in that column, and replace it with 109.

On pages 32 through 34, please delete the section entitled “Principal Holders of the Funds’ Interests” in its entirety and replace it with the following:

As of August 20, 2013, the officers and Managers of the JNL Variable Fund, as a group, owned less than 1% of the then outstanding interests of each class of each Fund of the JNL Variable Fund.

Because the interests in the Funds of JNL Variable Fund have been sold only to a separate account of Jackson and Jackson National Life Insurance Company of NY (“Jackson NYSM”) to fund certain variable contracts (the “Contracts”) issued by Jackson and Jackson NY through its separate account and to other registered investment companies and certain investment companies managed by affiliates of the Adviser, Jackson and Jackson NY is the owner of record of all of the interests in the Funds.

As may be required by applicable law and interpretations of the staff of the SEC, Jackson will solicit voting instructions from owners of Contracts regarding matters submitted to interest holder vote, and will vote the interests held by its separate accounts in accord with the voting instructions received from Contract owners to whose Contracts such interests are attributable.  This is sometimes referred to as “pass through” voting.  Further, those interests held in the separate accounts for which no voting instructions are received from Contract owners, also will be voted by Jackson in the same proportions as those interests for which voting instructions are received from Contract owners.  This is sometimes referred to as “echo” voting.

As of August 20, 2013, the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below:

Fund	Name and Address	Percentage of Shares Owned
JNL/Mellon Capital Consumer Brands Sector Fund (Class B)
	Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	53.39%
JNL/Mellon Capital JNL 5 Fund (Class A)
	JNL/Mellon Capital 10 X 10 Fund 1 Corporate Way Lansing MI 48951	5.32%

1

Fund	Name and Address	Percentage of Shares Owned
JNL/Mellon Capital Nasdaq 25 Fund (Class A)
JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	12.77%
JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	11.50%
JNL Institutional Alt 20 Fund 1 Corporate Way Lansing MI 48951	9.99%
JNL/Mellon Capital Nasdaq 25 Fund (Class B)
Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	30.10%
JNL/Mellon Capital S&P 24 Fund (Class A)
JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	30.64%
JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	27.17%
JNL Institutional Alt 20 Fund 1 Corporate Way Lansing MI 48951	24.43%
JNL/Mellon Capital S&P 24 Fund (Class B)
Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	28.06%
JNL/Mellon Capital S&P SMid 60 Fund (Class A)
JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	17.12%
JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	15.88%
JNL Institutional Alt 20 Fund 1 Corporate Way Lansing MI 48951	15.25%
JNL/Mellon Capital Value Line 30 Fund (Class A)
JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	14.99%
JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	13.88%
JNL Institutional Alt 20 Fund 1 Corporate Way Lansing MI 48951	13.35%

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant separate accounts.  As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts.  To the knowledge of management of the Fund, as of August 20, 2013, the following persons may be deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund:

2

Fund	Name and Address	Percentage of Shares Owned
JNL/Mellon Capital Select Small-Cap Fund (Class B)
	Jeffrey L. Durbin 12705 Machete Tr Austin, TX 78729	29.22%
JNL/Mellon Capital S&P 24 Fund (Class A)
	Richard J. Doviak 5155 Deeson Point Ct Lakeland, FL 33805	26.50%

On page 44, in the section entitled “Rule 12b-1 Plan,” please delete the third full paragraph in its entirety and replace it with the following:

Under the Rule 12b-1 Plan, each Fund will have the 12b-1 fee calculated and accrued daily and paid to JNLD within forty-five (45) days of the end of each fiscal quarter at a maximum annual rate of 0.20% of the average daily net assets attributable to the Class A interests of the Fund.  To the extent consistent with the Rule 12b-1 Plan and applicable law, JNLD may use the Rule 12b-1 fees to reimburse itself or compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.  In no event shall such payments exceed JNLD's actual distribution and related service expenses for that quarter.

The types of services and expenses that may be reimbursed or compensated pursuant to the Rule 12b-1 Plan include, but are not limited to, the following:

This Supplement is dated September 16, 2013.

(To be used with V3670 04/13 and V3670PROXY 04/13.)

CMX11599 09/13
3

JNL VARIABLE FUND LLC

PART C
OTHER INFORMATION

Note: Items 28-35 have been answered with respect to all investment portfolios (Funds) of the Registrant.

Item 28. Exhibits

(a)			Certificate of Formation of Registrant, dated October 15, 1998.1

(b)			Operating Agreement of Registrant, as amended, on November 27, 2012.7

(c)			Not Applicable

(d)	(1)		Jackson National Asset Management, LLC (“JNAM”)

		(i)	Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.7

		(ii)	Amendment, effective April 29, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.7

		(iii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012, attached hereto.

		(iv)	Amendment, effective September 16, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012, attached hereto.

	(2)		Mellon Capital Management Corporation (“Mellon Capital”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.7

		(ii)	Amendment, effective February 20, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.7

		(iii)	Amendment, effective April 29, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.7

		(iv)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012, attached hereto.

		(v)	Amendment, effective September 16, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012, attached hereto.

(e)	(1)	(i)	Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC (“JNLD”), executed as of November 30, 2012, effective April 29, 2013.7

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Distribution Agreement between Registrant and JNLD, effective April 29, 2013, attached hereto.

		(iii)	Amendment, effective September 16, 2013, to Amended and Restated Distribution Agreement between Registrant and JNLD, effective April 29, 2013, attached hereto.

(f)			Not Applicable.

(g)	(1)	(i)	Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A. (“JPMorgan Chase”), dated August 12, 2009.2

		(ii)	Settled Securities Class Action Services Addendum dated August 12, 2009, which supplements the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.2

		(iii)	International Proxy Voting Addendum dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.2

		(iv)	Mutual Fund Rider dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.2

		(v)	Amendment dated September 28, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.2

		(vi)	Amendment dated May 1, 2010 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.3

		(vii)	Amendment dated October 11, 2010 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.4

		(viii)	Amendment effective April 29, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.5

		(ix)	Amendment effective August 29, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.6

		(x)	Amendment effective October 1, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.6

		(xi)	Amendment effective December 12, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.6

		(xii)	Amendment dated April 30, 2012 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.6

		(xiii)	Amendment effective August 29, 2012 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.7

		(xiv)	Amendment effective April 29, 2013 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.7

		(xv)	Amendment effective September 16, 2013 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009, attached hereto.

(h)	(1)	(i)	Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.6

		(ii)	Amendment effective April 29, 2013 to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.7

		(iii)	Amendment effective May 30, 2013 to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012, attached hereto.

		(iv)	Amendment effective September 5, 2013 to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012, attached hereto.

		(v)	Amendment effective September 16, 2013 to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012, attached hereto.

	(2)	(i)	Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.6

		(ii)	Amendment, effective April 29, 2013, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.7

		(iii)	Amendment effective September 16, 2013 to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012, attached hereto.

	(3)		Amended and Restated Anti-Money Laundering Agreement between Registrant and Jackson National Life, dated November 27, 2012.7

(i)			Opinion and Consent of Counsel, attached hereto.

(j)			Consent of Auditors, attached hereto.

(k)			Not Applicable

(l)			Not Applicable

(m)	(1)	(i)	Rule 12b-1 Plan, dated April 29, 2013.7

		(ii)	Amendment, effective May 30, 2013, to Rule 12b-1 Plan, dated April 29, 2013, attached hereto.

		(iii)	Amendment, effective September 16, 2013, to Rule 12b-1 Plan, dated April 29, 2013, attached hereto.

(n)	(1)	(i)	Multiple Class Plan, dated April 29, 2013.7

		(ii)	Amendment, effective September 16, 2013, to Multiple Class Plan, dated April 29, 2013, attached hereto.

(o)			Not Applicable

(p)	(1)	(i)	Code of Ethics for Registrant and JNAM, dated July 1, 2013, attached hereto.

		(ii)	Sarbanes-Oxley version of Code of Ethics for Registrant, dated September 1, 2012.7

	(2)		Code of Ethics for JNLD, dated March 2013, attached hereto.

	(3)	(i)	Code of Conduct for Mellon Capital, dated March 2012; and Personal Securities Trading Policy, dated May 29, 2012, which are collectively considered Mellon Capital’s Code of Ethics.7

1
Incorporated by reference to Registrant's initial registration statement on Form N-1A (333-68105; 811-09121) (“Registration Statement”) filed with the Securities and Exchange Commission (“SEC”) on November 30, 1998.

2	Incorporated by reference to Registrant's Post-Effective Amendment No. 22 to Registration Statement filed with the SEC on December 18, 2009.
3	Incorporated by reference to Registrant's Post-Effective Amendment No. 25 to Registration Statement filed with the SEC on April 29, 2010.
4	Incorporated by reference to Registrant's Post-Effective Amendment No. 26 to Registration Statement filed with the SEC on October 8, 2010.
5	Incorporated by reference to Registrant's Post-Effective Amendment No. 27 to Registration Statement filed with the SEC on April 29, 2011.
6	Incorporated by reference to Registrant's Post-Effective Amendment No. 29 to Registration Statement filed with the SEC on April 26, 2012.
7	Incorporated by reference to Registrant's Post-Effective Amendment No. 31 to Registration Statement filed with the SEC on April 26, 2013.

Item 29. Persons controlled by or under Common Control with Registrant.

Curian Series Trust
Curian Variable Series Trust
JNL Series Trust
JNL Investors Series Trust
JNL Strategic Income Fund LLC
Jackson National Separate Account I
Jackson National Separate Account III
Jackson National Separate Account IV
Jackson National Separate Account V
JNLNY Separate Account I
JNLNY Separate Account II
JNLNY Separate Account IV

Item 30. Indemnification.

Article V of the Registrant's Operating Agreement provides the Registrant shall indemnify each current and former member of its Board and each of its officers (including persons who serve at the Registrant 's request as directors, officers or managers of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all judgments, fines, settlements and expenses to the fullest extent authorized, and in the manner permitted, by applicable federal and state law, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil, criminal, administrative or investigative, and any appeal therefrom, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person.

The Registrant shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. The Registrant shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Registrant. The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to managers, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a manager, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such manager, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, managers or employees of the Registrant.

Item 31. Business and Other Connections of Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Fund are the following: the description of the business of Jackson National Asset  Management, LLC (JNAM) contained in the section entitled "Management of the Fund" of the Prospectus, and the biographical information pertaining to Messrs. Bouchard, Crowley, D'Annunzio, Henry, McLellan, Rybak, Fredricks, Harding, Koors, Nerud, Oprins, and Piszczek; and Mses. Engler, Woodworth, Bergandine, Buiter, Crosser,  Leeman, and Rhee, contained in the section entitled "Management of the Fund" and the description of JNAM contained in the section entitled "Investment Advisory and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAM:

NAME	ADDRESS	PRINCIPAL OCCUPATION

Eric Bjornson	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President – Operations (12/2009 to Present).

Karen Buiter	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President - Fund Reporting (04/15/2008 to 06/30/2011). Vice President - Financial Reporting (07/01/2011 to present)

Maura Collins	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (12/20/2012 to Present).

Steven J. Fredricks	1 Corporate Way Lansing, Michigan 48951	Chief Compliance Officer (02/2005 to Present). Senior Vice President (02/27/2013 to Present).

James Gilmore	1 Corporate Way Lansing, Michigan 48951	Vice President (06/24/2013 to Present).

William Harding	1 Corporate Way Lansing, Michigan 48951	Vice President – Investment Management (10/2012 to Present).

Thomas P. Hyatte	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (05/15/2013 to present).

Leandra Knes	225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606	Chairman (03/02/2011 to Present); and Managing Board Member (03/02/2011 to Present).

Daniel W. Koors	1 Corporate Way Lansing, Michigan 48951	Vice President (01/2007 to 01/2009); Chief Financial Officer (1/2007 to 04/10/2011) Senior Vice President (01/2009 to Present); and Chief Operating Officer (04/11/2011 to Present).

Thomas J. Meyer	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (11/2003 to Present).

Mark D. Nerud	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (01/01/2007 to 12/31/2010); President (01/01/2007 to Present); and Chief Executive Officer (01/01/2010 to Present).

Gerard A.M. Oprins	1 Corporate Way Lansing, Michigan 48951	Senior Vice President (04/11/2011 to Present); and Chief Financial Officer (04/11/2011 to Present).

Michael Piszczek	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President – Tax (11/2007 to 06/30/2011). Vice President – Tax (07/01/2011 to present).

Susan S. Rhee	1 Corporate Way Lansing, Michigan 48951	Secretary (01/2000 to Present); Chief Legal Officer (07/2004 to 12/31/2009); General Counsel (01/01/2010 to Present); and Senior Vice President (01/01/2010 to Present).

Kenneth Stewart	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (01/01/2011 to present).

Steve Young	1 Corporate Way Lansing, Michigan 48951	Vice President (11/2008 to Present).

Mellon Capital Management Corporation,  File No. 801-19785,  the sub-adviser of the funds of the  Fund,  is  primarily  engaged  in the  business  of  rendering investment advisory services.  Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-adviser and other required information.

Item 32. Principal Underwriters.

(a)
Jackson National Life Distributors LLC acts as general distributor for the Registrant. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, JNL Series Trust, JNL Investors Series Trust, JNL Strategic Income Fund LLC, and Curian Variable Series Trust.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

NAME AND BUSINESS ADDRESS:	POSITIONS AND OFFICERS WITH UNDERWRITER:

Greg Cicotte 7601 Technology Way Denver, CO 80237	Manager, President and Chief Executive Officer

Clifford J. Jack 7601 Technology Way Denver, CO 80237	Manager

Thomas J. Meyer 1 Corporate Way Lansing, MI 48951	Manger and Secretary

P. Chad Myers 1 Corporate Way Lansing, MI 48951	Manager

Ty Anderson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Stephen M. Ash 7601 Technology Way Denver, CO 80237	Vice President

Jeffrey Bain 7601 Technology Way Denver, CO 80237	Vice President

Brad Baker 7601 Technology Way Denver, CO 80237	Vice President

Paul Ballain 7601 Technology Way Denver, CO 80237	Assistant Vice President

Lawrence Barredo 7601 Technology Way Denver, CO 80237	Assistant Vice President

Mercedes Biretto 7601 Technology Way Denver, CO 80237	Vice President

James Bossert 7601 Technology Way Denver, CO 80237	Senior Vice President

J. Edward Branstetter, Jr. 7601 Technology Way Denver, CO 80237	Assistant Vice President

Tori Bullen 7601 Technology Way Denver, CO 80237	Senior Vice President

Bill J. Burrow 7601 Technology Way Denver, CO 80237	Senior Vice President

Mark Carroll 7601 Technology Way Denver, CO 80237	Assistant Vice President

Michelle L. Carroll 7601 Technology Way Denver, CO 80237	Assistant Vice President

Maura Collins 401 Wilshire Boulevard, Suite 1200 Santa Monica, California 90401	Executive Vice President, Chief Financial Officer and FinOp

Christopher Cord 7601 Technology Way Denver, CO 80237	Assistant Vice President

Paul Fitzgerald 7601 Technology Way Denver, CO 80237	Senior Vice President

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Assistant Secretary

Luis Gomez 7601 Technology Way Denver, CO 80237	Vice President

Kevin Grant 7601 Technology Way Denver, CO 80237	Senior Vice President

Patrick Halas 7601 Technology Way Denver, CO 80237	Assistant Vice President

Mona Hernandez 7601 Technology Way Denver, CO 80237	Assistant Vice President

Thomas Hurley 7601 Technology Way Denver, CO 80237	Senior Vice President

Mark Jones 7601 Technology Way Denver, CO 80237	Vice President

Jim Livingston 7601 Technology Way Denver, CO 80237	Executive Vice President, Operations

Doug Mantelli 7601 Technology Way Denver, CO 80237	Vice President

Tamu McCreary 7601 Technology Way Denver, CO 80237	Assistant Vice President

Timothy McDowell 7601 Technology Way Denver, CO 80237	Assistant Vice President

Brook Meyer 6550 Carothers Parkway, Suite 170 Franklin, TN 37067	Vice President

Jack Mishler 7601 Technology Way Denver, CO 80237	Senior Vice President

Bob Mitton 7601 Technology Way Denver, CO 80237	Assistant Vice President

Diane Montana 7601 Technology Way Denver, CO 80237	Assistant Vice President

Steven O’Connor 7601 Technology Way Denver, CO 80237	Vice President

Allison Pearson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Jeremy D. Rafferty 7601 Technology Way Denver, CO 80237	Vice President

Alison Reed 7601 Technology Way Denver, CO 80237	Senior Vice President

Traci Reiter 7601 Technology Way Denver, CO 80237	Assistant Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Assistant Secretary

Scott Romine 7601 Technology Way Denver, CO 80237	Executive Vice President, National Sales Manager

Marilynn Scherer 7601 Technology Way Denver, CO 80237	Vice President

Kathleen Schofield 7601 Technology Way Denver, CO 80237	Vice President

Michael Spindler 7601 Technology Way Denver, CO 80237	Assistant Vice President

Daniel Starishevsky 7601 Technology Way Denver, CO 80237	Senior Vice President

Ryan Strauser 7601 Technology Way Denver, CO 80237	Vice President

Brian Sward 7601 Technology Way Denver, CO 80237	Vice President

Jeremy Swartz 7601 Technology Way Denver, CO 80237	Vice President

Robin Tallman 7601 Technology Way Denver, CO 80237	Vice President and Controller

Katie Turner 7601 Technology Way Denver, CO 80237	Vice President

Mary Walensa 7601 Technology Way Denver, CO 80237	Assistant Vice President

Brad Whiting 7601 Technology Way Denver, CO 80237	Vice President

Megan (Wilson) Freedman 7601 Technology Way Denver, CO 80237	Assistant Vice President

Matt Witulski 7601 Technology Way Denver, CO 80237	Assistant Vice President

Daniel Wright 7601 Technology Way Denver, CO 80237	Senior Vice President and Chief Compliance Officer

Phil Wright 7601 Technology Way Denver, CO 80237	Vice President

Item 34. Management Services.

Not Applicable.

Item 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 13th day of September, 2013.

JNL VARIABLE FUND LLC

/s/ Susan S. Rhee
Susan S. Rhee
Vice President, Counsel, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Susan S. Rhee *	September 13, 2013
Michael Bouchard
Manager

/s/ Susan S. Rhee *	September 13, 2013
William Crowley
Manager

/s/ Susan S. Rhee *	September 13, 2013
Dominic D'Annunzio
Manager

/s/ Susan S. Rhee *	September 13, 2013
Michelle Engler
Manager

/s/ Susan S. Rhee *	September 13, 2013
James Henry
Manager

/s/ Susan S. Rhee *	September 13, 2013
Richard D. McLellan
Manager

/s/ Susan S. Rhee *	September 13, 2013
Mark D. Nerud
President and Manager

/s/ Susan S. Rhee *	September 13, 2013
Gerard A. M. Oprins
Treasurer and Chief Financial Officer (Principal Financial Officer)

/s/ Susan S. Rhee *	September 13, 2013
William R. Rybak
Manager

/s/ Susan S. Rhee *	September 13, 2013
Patricia A. Woodworth
Manager

* By Susan S. Rhee, Attorney In Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as managers of JNL VARIABLE FUND LLC (333-68105), a Delaware limited liability company, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Variable Fund LLC, hereby constitute and appoint Susan S. Rhee and Thomas J. Meyer, his/her attorney, with full power of substitution and re-substitution, for and in his/her name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ Michael J. Bouchard	January 1, 2013
Michael J. Bouchard

/s/ William J. Crowley, Jr.	January 1, 2013
William J. Crowley, Jr.

/s/ Dominic A. D'Annunzio	January 1, 2013
Dominic A. D'Annunzio

/s/ Michelle Engler	January 1, 2013
Michelle Engler

/s/ James B. Henry	January 1, 2013
James B. Henry

/s/Richard D. McLellan	January 1, 2013
Richard D. McLellan

/s/ Mark D. Nerud	January 1, 2013
Mark D. Nerud

/s/ William R. Rybak	January 1, 2013
William R. Rybak

/s/ Patricia A. Woodworth	January 1, 2013
Patricia A. Woodworth

/s/ Gerard A. M. Oprins	January 1, 2013
Gerard A. M. Oprins

EXHIBIT LIST

Exhibit Number 28			Exhibit Description

(d)	(1)	(iii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012, attached hereto as EX 99.28(d)(1)(iii).

		(iv)
Amendment, effective September 16, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012, attached hereto as EX 99.28(d)(1)(iv).

	(2)	(iv)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012, attached hereto as EX 99.28(d)(2)(iv).

		(v)	Amendment, effective September 16, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012, attached hereto as EX 99.28(d)(2)(v).

(e)	(1)	(ii)	Amendment, effective May 30, 2013, to Amended and Restated Distribution Agreement between Registrant and JNLD, effective April 29, 2013, attached hereto as EX 99.28(e)(1)(ii).

		(iii)	Amendment, effective September 16, 2013, to Amended and Restated Distribution Agreement between Registrant and JNLD, effective April 29, 2013, attached hereto as EX 99.28(e)(1)(iii).

(g)	(1)	(xv)	Amendment, effective September 16, 2013, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009, attached hereto as EX 99.28(g)(1)(xv).

(h)	(1)	(iii)	Amendment, effective May 30, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012, attached hereto as EX 99.28(h)(1)(iii).

		(iv)	Amendment, effective September 5, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012, attached hereto as EX 99.28(h)(1)(iv).

		(v)	Amendment, effective September 16, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012, attached hereto as EX 99.28(h)(1)(v).

	(2)	(iii)	Amendment, effective September 16, 2013, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012, attached hereto as EX 99.28(h)(2)(iii).

(i)			Opinion and Consent of Counsel, attached hereto as EX 99.28(i).

(j)			Consent of Auditors, attached hereto as EX 99.28(j).

(m)	(1)	(ii)	Amendment, effective May 30, 2013, to Rule 12b-1 Plan, dated April 29, 2013, attached hereto as EX 99.28(m)(1)(ii).

		(iii)	Amendment, effective September 16, 2013, to Rule 12b-1 Plan, dated April 29, 2013, attached hereto as EX 99.28(m)(1)(iii).

(n)	(1)	(ii)	Amendment, effective September 16, 2013, to Multiple Class Plan, dated April 29, 2013, attached hereto as EX 99.28(n)(1)(ii).

(p)	(1)	(i)	Code of Ethics for Registrant and JNAM, dated July 1, 2013, attached hereto as EX 99.28(p)(1)(i).

	(2)		Code of Ethics for JNLD, dated March 2013, attached hereto as EX 99.28(p)(2).